S000016654 [Member] Expense Example - Franklin Multi-Asset Moderate Growth Fund	Jan. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,706
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,849
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	908
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	2,414
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 797